WARRANTS (Details 1) (USD $)	3 Months Ended
Mar. 31, 2015
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.35
Class of Warrant or Right, Outstanding	10,823,450
Warrant One [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.40
Class of Warrant or Right, Outstanding	7,735,750
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Class of Warrant or Right, Outstanding	773,575
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.40
Class of Warrant or Right, Outstanding	1,212,500
Class Of Warrant Or Right Expiry Date	Mar. 27, 2019
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Class of Warrant or Right, Outstanding	121,250
Class Of Warrant Or Right Expiry Date	Mar. 27, 2019
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.40
Class of Warrant or Right, Outstanding	891,250
Class Of Warrant Or Right Expiry Date	Mar. 31, 2019
Warrant Six [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Class of Warrant or Right, Outstanding	89,125
Class Of Warrant Or Right Expiry Date	Mar. 31, 2019